Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality of loan portfolio
Loans	$ 1,432,275	$ 1,504,733
Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	267,080	256,058
Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	530,042	522,052
Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	372,591	414,957
Installment [Member]
Credit quality of loan portfolio
Loans	56,302	26,525
Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans	(131)	157
1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	17,509	23,531
Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	188,882	261,453
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	291,752	306,001
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	238,290	216,051
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	225,051	251,010
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	147,540	163,947
Pass [Member]
Credit quality of loan portfolio
Loans	1,082,615	1,010,326
Pass [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	228,441	177,347
Pass [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	49,975	17,913
Pass [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans	(131)	157
Pass [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	12,613	9,483
Pass [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	98,084	119,885
Pass [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	212,589	203,974
Pass [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	181,728	152,829
Pass [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	167,068	183,243
Pass [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	132,248	145,495
Special Mention [Member]
Credit quality of loan portfolio
Loans	143,283	207,363
Special Mention [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	8,560	27,916
Special Mention [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	1,202	3,881
Special Mention [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Special Mention [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	1,294	482
Special Mention [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	25,513	53,660
Special Mention [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	39,003	44,669
Special Mention [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	39,622	41,636
Special Mention [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	22,433	30,424
Special Mention [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	5,656	4,695
Substandard [Member]
Credit quality of loan portfolio
Loans	108,966	153,883
Substandard [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	7,667	33,698
Substandard [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	4,870	4,523
Substandard [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Substandard [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	1,274	9,151
Substandard [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	39,108	33,315
Substandard [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	20,240	34,108
Substandard [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	11,828	12,510
Substandard [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	19,632	19,158
Substandard [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	4,347	7,420
Nonaccrual Loans [Member]
Credit quality of loan portfolio
Loans	97,411	133,161
Nonaccrual Loans [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	22,412	17,097
Nonaccrual Loans [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	255	208
Nonaccrual Loans [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Nonaccrual Loans [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	2,328	4,415
Nonaccrual Loans [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	26,177	54,593
Nonaccrual Loans [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	19,920	23,250
Nonaccrual Loans [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	5,112	9,076
Nonaccrual Loans [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	15,918	18,185
Nonaccrual Loans [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	$ 5,289	$ 6,337